March 29, 2021

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filings - Rule 497(j)

Re:       James Alpha Funds Trust (the “Trust”)

Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A

(File No. 333-249652, CIK No. 0001829774)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 Act (“1933 Act”), and on behalf of the Registrant, I hereby certify that, with respect to the below-referenced Funds and share classes of the Trust, the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A that was filed with the U.S. Securities and Exchange Commission on March 19, 2021 (SEC Accession No. 0001580642-21-001295).

Fund	Share Class
James Alpha Global Real Estate Investments Fund	A / C / I / R6
James Alpha Hedged High Income Fund	A / C / I / R6
James Alpha Macro Fund	I / R6
James Alpha Managed Risk Domestic Equity Fund	A / C / I / R6
James Alpha Managed Risk Emerging Markets Equity Fund	A / C / I / R6
James Alpha Multi Strategy Alternative Income Fund	A / C / I / R6

Sincerely,

/s/ Timothy Burdick

Timothy Burdick

Assistant Secretary of the Trust